UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund: BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Dividend

Fund of BlackRock Mid Cap Dividend Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2019

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.6%

Auto Components — 1.6%
Adient PLC	26,826	$1,644,166
Goodyear Tire & Rubber Co.	37,440	940,118
Magna International, Inc.	52,914	3,121,926

		5,706,210

Banks — 10.3%
Cullen/Frost Bankers, Inc.	53,232	6,092,402
KeyCorp	374,619	7,462,411
Popular, Inc.	131,439	6,084,311
Regions Financial Corp.	484,604	9,062,095
SunTrust Banks, Inc.	123,834	8,272,111

		36,973,330

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	20,998	2,518,920

Building Products — 1.0%
Owens Corning	54,114	3,543,926

Capital Markets — 0.6%
Blackstone Group LP	74,020	2,290,919

Chemicals — 3.2%
Cabot Corp.	32,621	1,822,209
Eastman Chemical Co.	62,721	6,402,559
Huntsman Corp.	74,940	2,230,964
Praxair, Inc.	6,392	974,908

		11,430,640

Communications Equipment — 0.7%
Motorola Solutions, Inc.	24,258	2,664,256

Construction Materials — 0.7%
CRH PLC	72,729	2,581,228

Containers & Packaging — 1.5%
Packaging Corp. of America	16,586	1,918,834
WestRock Co.	61,078	3,613,375

		5,532,209

Diversified Consumer Services — 0.5%
H&R Block, Inc.	70,410	1,946,836

Diversified Financial Services — 1.4%
Leucadia National Corp.	205,090	4,930,364

Diversified Telecommunication Services — 0.5%
BCE, Inc.	38,529	1,635,556

Electric Utilities — 7.2%
Edison International	78,947	5,172,607
Entergy Corp.	44,246	3,610,031
Exelon Corp.	21,840	866,611
FirstEnergy Corp.	235,869	8,113,894
Great Plains Energy, Inc.	126,724	4,147,677

Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.	87,510	$4,034,211

		25,945,031

Electronic Equipment, Instruments & Components — 5.4%
Avnet, Inc.	127,015	4,982,799
CDW Corp.	118,153	8,423,127
Corning, Inc.	71,944	1,943,927
Dolby Laboratories, Inc., Class A	33,005	1,974,359
TE Connectivity Ltd.	21,231	1,947,944

		19,272,156

Energy Equipment & Services — 2.0%
Baker Hughes a GE Co.	32,781	1,183,722
Halliburton Co.	40,810	2,162,522
Rowan Cos. PLC, Class A(a)	126,179	1,822,025
Transocean Ltd.(a)	175,990	2,176,996

		7,345,265

Food & Staples Retailing — 0.8%
Kroger Co.	115,693	2,914,307

Food Products — 2.1%
Archer-Daniels-Midland Co.	21,330	967,955
Bunge Ltd.	11,050	798,142
General Mills, Inc.	30,848	1,349,292
Ingredion, Inc.	23,555	2,852,275
Kellogg Co.	25,936	1,527,630

		7,495,294

Health Care Equipment & Supplies — 3.4%
Koninklijke Philips NV	89,663	3,795,094
Smith & Nephew PLC, ADR	152,110	5,912,516
Zimmer Biomet Holdings, Inc.	21,301	2,453,236

		12,160,846

Health Care Providers & Services — 5.8%
AmerisourceBergen Corp.	11,760	1,065,221
Cardinal Health, Inc.	42,092	2,701,044
Cigna Corp.	12,106	2,080,053
Express Scripts Holding Co.(a)	48,196	3,648,437
Humana, Inc.	15,336	4,511,545
McKesson Corp.	17,775	2,776,633
Premier, Inc., Class A(a)(b)	40,064	1,321,711
Quest Diagnostics, Inc.	16,281	1,647,637

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
WellCare Health Plans, Inc.(a)	5,952	$1,221,112

		20,973,393

Hotels, Restaurants & Leisure — 0.5%
International Game Technology PLC	61,687	1,743,891

Household Durables — 0.5%
Whirlpool Corp.	10,681	1,655,021

Household Products — 1.1%
Energizer Holdings, Inc.	67,944	3,897,268

IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	32,640	2,670,605
Fidelity National Information Services, Inc.	36,708	3,486,159

		6,156,764

Independent Power and Renewable Electricity Producers — 1.3%
AES Corp.	378,160	4,628,678

Insurance — 10.0%
Allstate Corp.	26,384	2,580,883
Assurant, Inc.	68,736	6,380,075
Assured Guaranty Ltd.	139,610	5,066,447
Brighthouse Financial, Inc.(a)	69,020	3,504,835
Everest Re Group Ltd.	6,402	1,489,553
Hartford Financial Services Group, Inc.	61,146	3,292,101
Marsh & McLennan Cos., Inc.	32,480	2,647,120
MetLife, Inc.	46,883	2,234,913
Prudential Financial, Inc.	27,037	2,874,574
Travelers Cos., Inc.	6,360	836,976
Validus Holdings Ltd.	75,793	5,136,492

		36,043,969

Leisure Products — 1.1%
Mattel, Inc.(b)	130,157	1,926,323
Polaris Industries, Inc.	18,718	1,962,021

		3,888,344

Machinery — 3.4%
Cummins, Inc.	37,943	6,065,568
Pentair PLC	52,727	3,547,473
Stanley Black & Decker, Inc.	7,270	1,029,359
Terex Corp.	47,660	1,740,543

		12,382,943

Media — 1.4%
Discovery Communications, Inc., Class C(a)	74,124	1,647,035

Security	Shares	Value
Media (continued)
Interpublic Group of Cos., Inc.	143,694	$3,389,742

		5,036,777

Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	78,257	4,081,103

Multiline Retail — 1.1%
Dollar General Corp.	24,583	2,372,997
Macy’s, Inc.	48,490	1,506,584

		3,879,581

Oil, Gas & Consumable Fuels — 6.5%
Devon Energy Corp.	127,308	4,625,100
Hess Corp.	114,926	6,549,633
Marathon Oil Corp.	158,453	2,891,767
Marathon Petroleum Corp.	32,143	2,407,832
Valero Energy Corp.	20,040	2,223,037
Williams Cos., Inc.	176,720	4,547,006

		23,244,375

Paper & Forest Products — 0.7%
International Paper Co.	47,399	2,443,892

Personal Products — 0.6%
Nu Skin Enterprises, Inc., Class A	31,234	2,222,299

Pharmaceuticals — 1.3%
Mylan NV(a)	74,220	2,876,767
Perrigo Co. PLC	20,800	1,625,312

		4,502,079

Professional Services — 2.0%
Experian PLC	127,713	2,926,182
Nielsen Holdings PLC	139,668	4,392,558

		7,318,740

Real Estate Investment Trusts (REITs) — 6.5%
Crown Castle International Corp.	31,727	3,200,303
Duke Realty Corp.	61,141	1,656,921
Lamar Advertising Co., Class A	97,609	6,218,669
Prologis, Inc.	98,212	6,374,941
Rayonier, Inc.	90,314	3,358,778
Welltower, Inc.	47,264	2,525,788

		23,335,400

Real Estate Management & Development — 0.6%
Realogy Holdings Corp.	91,184	2,262,275

Road & Rail — 0.5%
Norfolk Southern Corp.	13,682	1,962,957

Semiconductors & Semiconductor Equipment — 0.4%
Xilinx, Inc.	20,376	1,308,954

Software — 2.7%
CA, Inc.	65,090	2,265,132
Constellation Software, Inc.	6,945	4,963,542

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Dell Technologies, Inc., Class V(a)	36,640	$2,629,653

		9,858,327

Specialty Retail — 1.1%
Bed Bath & Beyond, Inc.	84,521	1,475,736
Williams-Sonoma, Inc.	54,711	2,615,186

		4,090,922

Technology Hardware, Storage & Peripherals — 2.0%
HP, Inc.	85,650	1,840,619
NetApp, Inc.	82,999	5,526,073

		7,366,692

Wireless Telecommunication Services — 2.1%
Telephone & Data Systems, Inc.	281,629	7,696,921

Total Long-Term Investments — 99.6% (Cost — $337,988,440)		358,868,858

Security	Shares	Value
Short-Term Securities — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(c)(e)	4,763,675	$4,763,675
SL Liquidity Series, LLC, Money Market Series, 0.00%(c)(d)(e)	3,291,264	3,291,265

Total Short-Term Securities — 2.2% (Cost — $8,054,613)		8,054,940

Total Investments — 101.8% (Cost — $346,043,053)		366,923,798
Liabilities in Excess of Other Assets — (1.8)%		(6,496,355)

Net Assets — 100.0%		$360,427,443

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 01/31/18	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,085,305	678,370	4,763,675	$4,763,675	$15,396		$—	$—
SL Liquidity Series, LLC, Money Market Series	11,540,038	(8,248,774)	3,291,264	3,291,265	5,224	(b)	185	(512)

				$8,054,940	$20,620		$185	$(512)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment exssspenses, and other payments to and from borrowers of securities.

For compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of April 30, 2018, the following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Auto Components	$5,706,210	$—	$—	$5,706,210
Banks	36,973,330	—	—	36,973,330
Beverages	2,518,920	—	—	2,518,920
Building Products	3,543,926	—	—	3,543,926
Capital Markets	—	2,290,919	—	2,290,919
Chemicals	11,430,640	—	—	11,430,640
Communications Equipment	2,664,256	—	—	2,664,256
Construction Materials	—	2,581,228	—	2,581,228
Containers & Packaging	5,532,209	—	—	5,532,209
Diversified Consumer Services	1,946,836	—	—	1,946,836
Diversified Financial Services	4,930,364	—	—	4,930,364
Diversified Telecommunication Services	1,635,556	—	—	1,635,556
Electric Utilities	25,945,031	—	—	25,945,031
Electronic Equipment, Instruments & Components	19,272,156	—	—	19,272,156
Energy Equipment & Services	7,345,265	—	—	7,345,265
Food & Staples Retailing	2,914,307	—	—	2,914,307
Food Products	7,495,294	—	—	7,495,294
Health Care Equipment & Supplies	8,365,752	3,795,094	—	12,160,846
Health Care Providers & Services	20,973,393	—	—	20,973,393
Hotels, Restaurants & Leisure	1,743,891	—	—	1,743,891
Household Durables	1,655,021	—	—	1,655,021

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Mid Cap Dividend Fund

	Level 1	Level 2	Level 3	Total
Household Products	$3,897,268	$—	$—	$3,897,268
IT Services	6,156,764	—	—	6,156,764
Independent Power and Renewable Electricity Producers	4,628,678	—	—	4,628,678
Insurance	36,043,969	—	—	36,043,969
Leisure Products	3,888,344	—	—	3,888,344
Machinery	12,382,943	—	—	12,382,943
Media	5,036,777	—	—	5,036,777
Multi-Utilities	4,081,103	—	—	4,081,103
Multiline Retail	3,879,581	—	—	3,879,581
Oil, Gas & Consumable Fuels	23,244,375	—	—	23,244,375
Paper & Forest Products	2,443,892	—	—	2,443,892
Personal Products	2,222,299	—	—	2,222,299
Pharmaceuticals	4,502,079	—	—	4,502,079
Professional Services	4,392,558	2,926,182	—	7,318,740
Real Estate Investment Trusts (REITs)	23,335,400	—	—	23,335,400
Real Estate Management & Development	2,262,275	—	—	2,262,275
Road & Rail	1,962,957	—	—	1,962,957
Semiconductors & Semiconductor Equipment	1,308,954	—	—	1,308,954
Software	9,858,327	—	—	9,858,327
Specialty Retail	4,090,922	—	—	4,090,922
Technology Hardware, Storage & Peripherals	7,366,692	—	—	7,366,692
Wireless Telecommunication Services	7,696,921	—	—	7,696,921
Short-Term Securities	4,763,675	—	—	4,763,675

	$352,039,110	$11,593,423	$—	$363,632,533

Investments Valued at NAV(a)				3,291,265

				$366,923,798

(a)	As of April 30, 2018, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the period ended April 30, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc.

Date: June 18, 2018